Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments: Foreign Offices and Subsidiaries) (Detail) - Foreign Offices and Subsidiaries [Member] - Pension Benefits [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		¥ 414,604		¥ 251,936
Codification Improvements [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		136,316		112,000
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		151,399		132,560
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		262,955		119,188
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		250		188
Non-Japanese Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		47,320		43,302
Non-Japanese Government Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		42,135		38,687
Non-Japanese Government Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		5,185		4,615
Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		105,096		100,462
Other Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		105,096		100,462
Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		27,597		21,221
Non-Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		26,981		20,569
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		616		652
Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	[1]	231,924		82,330
Other Investment Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		81,803		73,286
Other Investment Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		150,121		9,044
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		2,667		4,621
Other Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		480		18
Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		1,937		4,415
Other Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		¥ 250		¥ 188
MUAH [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets			¥ 81,768		¥ 68,556
MUAH [Member] | Other Investment Funds [Member] | Common Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets			¥ 119,307

[1]	Other investment funds of the foreign offices and subsidiaries include mutual funds and common collective funds of ¥68,556 million and nil, respectively, which were held by MUFG Americas Holdings at December 31, 2018 and ¥81,768 million and ¥119,307 million, respectively, at December 31, 2019. Based on guidance contained in Codification Improvements, issued by FASB in July 2018, some of common collective funds are reported within the fair value hierarchy as Level 2, which were previously included in the tables presenting fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient. The amount of Pension benefits and SIP Investments impacted by the change in reporting was ¥136,316 million as of March 31, 2020. See Note 1 for more information.